Intangible Assets Including Goodwill - Goodwill by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in Goodwill Balances
Beginning Balance	$ 55,643	$ 53,765
Goodwill Additions	1,934	2,549
Purchase Price Adjustments	(159)	2
Divestitures	(485)	(50)
Foreign Currency Translation and Other Adjustments	(984)	(623)
Ending Balance	55,949	55,643
Goodwill impairment losses	0	0
Goodwill accumulated impairment losses	0	0
Divested businesses | Healthcare software assets divestiture
Changes in Goodwill Balances
Divestitures	(484)
Other. | Divested businesses
Changes in Goodwill Balances
Beginning Balance	484	520
Divestitures	(484)	(37)
Foreign Currency Translation and Other Adjustments		1
Ending Balance		484
Business Segments | Software
Changes in Goodwill Balances
Beginning Balance	43,966	42,665
Goodwill Additions	568	1,836
Purchase Price Adjustments	(118)	23
Divestitures		(13)
Foreign Currency Translation and Other Adjustments	(760)	(545)
Ending Balance	43,657	43,966
Business Segments | Consulting
Changes in Goodwill Balances
Beginning Balance	6,797	6,145
Goodwill Additions	1,366	713
Purchase Price Adjustments	(42)	(21)
Foreign Currency Translation and Other Adjustments	(192)	(40)
Ending Balance	7,928	6,797
Business Segments | Infrastructure
Changes in Goodwill Balances
Beginning Balance	4,396	4,436
Purchase Price Adjustments		0
Divestitures	(1)
Foreign Currency Translation and Other Adjustments	(32)	(39)
Ending Balance	$ 4,363	$ 4,396